Selected Quarterly Data (Unaudited)	12 Months Ended
Jan. 31, 2020
Selected Quarterly Data (Unaudited)
Selected Quarterly Data (Unaudited)

15. SELECTED QUARTERLY DATA (Unaudited)

Summarized quarterly financial data for the years ended January 31, 2020 and 2019 are as follows:

	January 31, 2020
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$145.8	$164.9	$134.5	$98.8
Cost of sales	118.9	129.4	119.3	102.4
Net (loss) earnings(1)	(5.0)	3.5	(69.8)	(25.1)
Basic net (loss) earnings per share(2)	(0.24)	0.16	(3.10)	(1.09)
Diluted net (loss) earnings per share(2)	(0.24)	0.16	(3.10)	(1.09)
(1)	For the quarters ended October 31, 2019 and January 31, 2020, net (loss) earnings includes a goodwill impairment charge of $45.8 and $1.2, respectively.
(2)	Net earnings per share are computed individually for each quarter presented. Therefore, the sum of the quarterly net earnings per share may not necessarily equal the total for the year.

	January 31, 2019
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$110.3	$117.9	$123.2	$143.9
Cost of sales	82.0	85.7	90.2	112.5
Net earnings (loss)	5.8	13.6	(9.9)	4.9
Basic net earnings (loss) per share(1)	0.29	0.68	(0.49)	0.24
Diluted net earnings (loss) per share(1)	0.29	0.68	(0.49)	0.24
(1)	Net earnings per share are computed individually for each quarter presented. Therefore, the sum of the quarterly net earnings per share may not necessarily equal the total for the year.